Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.01%	1.12%	3.09%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.92%	1.19%	3.24%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	5.82%	1.07%	3.13%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.00%	(0.70%)	1.55%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.44%	0.08%	1.73%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	5.70%	0.99%	3.03%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	5.69%	0.92%	2.95%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	5.47%	0.74%	2.78%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.00%	(0.19%)	2.25%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	5.17%	0.50%	2.54%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	5.75%	1.10%	3.14%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class M1
Prospectus [Line Items]
Average Annual Return, Percent	5.92%	1.19%	3.24%
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class M2
Prospectus [Line Items]
Average Annual Return, Percent	5.92%	1.19%	3.24%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.13%	0.46%	2.72%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	0.37%	2.61%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.03%	(1.28%)	1.00%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.70%	(0.41%)	1.31%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	8.04%	0.26%	2.51%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	7.85%	0.17%	2.41%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	7.73%	0.01%	2.26%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.08%	(0.93%)	1.72%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	7.42%	(0.11%)	2.08%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	0.36%	2.61%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class M1
Prospectus [Line Items]
Average Annual Return, Percent	8.13%	0.46%	2.72%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class M2
Prospectus [Line Items]
Average Annual Return, Percent	8.13%	0.46%	2.72%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.45%	0.68%	2.06%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	9.07%	0.67%	2.99%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	8.92%	0.57%	2.90%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.11%	(1.20%)	1.17%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.24%	(0.32%)	1.50%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	8.72%	0.46%	2.80%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	0.36%	2.69%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	8.39%	0.21%	2.54%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	(0.75%)	2.00%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	8.20%	(0.01%)	2.29%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	8.78%	0.56%	2.89%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class M1
Prospectus [Line Items]
Average Annual Return, Percent	9.07%	0.67%	2.99%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class M2
Prospectus [Line Items]
Average Annual Return, Percent	9.07%	0.67%	2.99%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.75%	8.39%	10.66%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	8.68%	8.28%	10.56%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	8.55%	8.18%	10.45%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	8.43%	8.06%	10.33%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	8.27%	7.91%	10.17%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.26%	6.60%	9.45%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.00%	4.89%	7.64%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.89%	4.99%	7.28%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	7.97%	7.64%	9.89%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	8.67%	8.29%	10.56%
MassMutual Premier Funds_Pro | MassMutual Global Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.54%	7.12%	10.87%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	15.37%	7.01%	10.77%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.53%	2.12%	7.12%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.59%	4.78%	8.07%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent	15.31%	6.90%	10.65%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	15.24%	6.80%	10.54%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	14.99%	6.64%	10.38%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.72%	5.35%	9.66%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	14.73%	6.36%	10.10%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	15.37%	7.01%	10.77%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Bloomberg U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.39%	1.98%	2.08%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.01%	2.53%	2.70%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	6.03%	2.38%	2.58%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.28%	1.00%	1.21%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.55%	1.20%	1.37%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	5.81%	2.27%	2.46%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	5.71%	2.17%	2.36%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	5.42%	1.99%	2.21%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.87%	1.42%	1.86%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	5.29%	1.77%	1.95%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	5.98%	2.51%	2.65%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class L
Prospectus [Line Items]
Average Annual Return, Percent	3.06%	1.84%	2.02%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.43%	2.01%	2.19%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class M1
Prospectus [Line Items]
Average Annual Return, Percent	6.01%	2.53%	2.70%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class M2
Prospectus [Line Items]
Average Annual Return, Percent	6.01%	2.53%	2.70%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.51%	6.53%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.79%	5.23%	6.36%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	8.68%	5.12%	6.25%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent	8.57%	5.04%	6.15%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Service Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.63%	2.38%	3.55%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.01%	2.66%	3.58%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	8.49%	4.93%	6.04%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	4.77%	5.89%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.68%	3.80%	5.34%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	8.04%	4.52%	5.63%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	8.74%	5.17%	6.27%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.71%	4.20%	5.31%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class M1
Prospectus [Line Items]
Average Annual Return, Percent	8.79%	5.23%	6.36%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class M2
Prospectus [Line Items]
Average Annual Return, Percent	8.79%	5.23%	6.36%